Award Timing Disclosure	12 Months Ended
	Dec. 31, 2024	Feb. 23, 2024 USD ($) share $ / shares
Award Timing Disclosures [Line Items]
Award Timing MNPI Disclosure
Our compensation committee, and in the case of our Chief Executive Officer, our board of directors, typically grants equity-based awards to our executive officers and other key employees, in the form of Options and RSUs, on an annual grant cycle in February of each year and may make off cycle awards from time to time on an as-needed basis. The board of directors also grants equity awards to non-employee directors following the annual meeting of stockholders and their election to the board pursuant to our director compensation program. The value of our equity awards is calculated using the 30-day average stock price as of the first Friday of January of the year and a specified Black-Scholes factor as a percentage of face value.

Except in unusual and compelling circumstances, it is not the practice of the compensation committee or the board of directors to grant Options or similar equity awards to employees or non-employee directors during periods in which there is material nonpublic information, or MNPI, about the company, including (1) outside a “trading window” established in connection with the public release of earnings information under our Insider Trading Policy, or (2) at any time during the four business days prior to or the one business day following the filing of our periodic reports or the filing or furnishing of a Form 8-K that discloses material nonpublic information. During the last fiscal year, neither our compensation committee nor our board of directors took material nonpublic information into account when determining the timing and terms of equity awards, nor did we time the disclosure of material nonpublic information for the purpose of affecting the value of executive compensation.

The following table contains information required by Item 402(x)(2) of Regulation S-K about Options and RSUs granted to our NEOs in the last completed fiscal year during the period from four business days before to one business day after the filing of our Annual Report on Form 10-K for the year ended December 31, 2023.

Name	Grant date	Securities underlying the award RSUs (#)	Securities underlying the award Options (#)	Exercise price of the award ($/Share)	Grant date fair value of the award ($)	Percentage change in the closing market price of the securities underlying the award between the trading day ending immediately prior to the disclosure of MNPI and the trading day beginning immediately following disclosure of MNPI
						(%)
John Houston, Ph.D.	2/23/2024	124,450	184,200	47.00	11,622,357	(6.1)
Randy Teel, Ph.D.	2/23/2024	23,093	34,161	47.00	2,156,047	(6.1)
Angela Cacace, Ph.D.	2/23/2024	15,835	23,425	47.00	1,478,433	(6.1)
Ian Taylor, Ph.D.	2/23/2024	39,250	58,100	47.00	3,665,723	(6.1)

Award Timing Method
Our compensation committee, and in the case of our Chief Executive Officer, our board of directors, typically grants equity-based awards to our executive officers and other key employees, in the form of Options and RSUs, on an annual grant cycle in February of each year and may make off cycle awards from time to time on an as-needed basis. The board of directors also grants equity awards to non-employee directors following the annual meeting of stockholders and their election to the board pursuant to our director compensation program. The value of our equity awards is calculated using the 30-day average stock price as of the first Friday of January of the year and a specified Black-Scholes factor as a percentage of face value.

Award Timing Predetermined	true
Award Timing MNPI Considered	false
MNPI Disclosure Timed for Compensation Value	false
Awards Close in Time to MNPI Disclosures, Table
The following table contains information required by Item 402(x)(2) of Regulation S-K about Options and RSUs granted to our NEOs in the last completed fiscal year during the period from four business days before to one business day after the filing of our Annual Report on Form 10-K for the year ended December 31, 2023.

Name	Grant date	Securities underlying the award RSUs (#)	Securities underlying the award Options (#)	Exercise price of the award ($/Share)	Grant date fair value of the award ($)	Percentage change in the closing market price of the securities underlying the award between the trading day ending immediately prior to the disclosure of MNPI and the trading day beginning immediately following disclosure of MNPI
						(%)
John Houston, Ph.D.	2/23/2024	124,450	184,200	47.00	11,622,357	(6.1)
Randy Teel, Ph.D.	2/23/2024	23,093	34,161	47.00	2,156,047	(6.1)
Angela Cacace, Ph.D.	2/23/2024	15,835	23,425	47.00	1,478,433	(6.1)
Ian Taylor, Ph.D.	2/23/2024	39,250	58,100	47.00	3,665,723	(6.1)

John Houston [Member]
Awards Close in Time to MNPI Disclosures
Name		John Houston, Ph.D.
Underlying Securities | share		184,200
Exercise Price | $ / shares		$ 47.00
Fair Value as of Grant Date | $		$ 11,622,357
Underlying Security Market Price Change		(0.061)
Angela Cacace [Member]
Awards Close in Time to MNPI Disclosures
Name		Angela Cacace, Ph.D.
Underlying Securities | share		23,425
Exercise Price | $ / shares		$ 47.00
Fair Value as of Grant Date | $		$ 1,478,433
Underlying Security Market Price Change		(0.061)
Ian Taylor [Member]
Awards Close in Time to MNPI Disclosures
Name		Ian Taylor, Ph.D.
Underlying Securities | share		58,100
Exercise Price | $ / shares		$ 47.00
Fair Value as of Grant Date | $		$ 3,665,723
Underlying Security Market Price Change		(0.061)
Randy Teel [Member]
Awards Close in Time to MNPI Disclosures
Name		Randy Teel, Ph.D.
Underlying Securities | share		34,161
Exercise Price | $ / shares		$ 47.00
Fair Value as of Grant Date | $		$ 2,156,047